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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended December 31, 2003

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Priderock Management, LLC

Address: 411 West Putnam Avenue, Suite 109, Greenwich, CT 06830

Form 13F File Number: 28-10431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephen B. Salzman

Title: Managing Member

Phone: 203-485-3301

Signature, Place, and Date of Signing:

     /s/ Stephen B. Salzman    Greenwich, CT      2/13/04
         (Name)                (City, State)      (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   13 Items

Form 13F Information Table Value Total:   $600,431(thousands)

List of Other Included Managers:          Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                          NONE

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
                                                       Market                                                       Voting
                                                       Value                             Investment    Other       Authority
Issuer                      Class          CUSIP     (x $1000)    Shrs         SH/PRN    Discretion   Managers       Sole
--------------------------- ---------- ------------ ----------- ------------ --------- -------------- --------- -------------
Aetna Inc  New              COM          00817Y108    108,770    1,609,500       Sh        SOLE         None       1,609,500
AutoZone Inc                COM          053332102     19,973      234,400       Sh        SOLE         None         234,400
Career Education Corp       COM          141665109     26,722      663,900       Sh        SOLE         None         663,900
Comcast Corp New            CL A SPL     20030N200     73,873    2,360,900       Sh        SOLE         None       2,360,900
FTI Consulting Inc.         COM          302941109    107,493    4,599,600       Sh        SOLE         None       4,599,600
First Health Group Corp     COM          320960107     10,029      513,800       Sh        SOLE         None         513,800
Gallagher Arthur J. & Co.   COM          363576109     17,564      540,600       Sh        SOLE         None         540,600
Iron Mtn Inc Pa             COM          462846106      5,717      144,600       Sh        SOLE         None         144,600
Laboratory Corp Amer Hldgs  COM NEW      50540R409     50,921    1,378,100       Sh        SOLE         None       1,378,100
Mattel Inc                  COM          577081102     13,391      694,900       Sh        SOLE         None         694,900
NII Hldgs Inc               CL B NEW     62913F201     78,003    1,045,200       Sh        SOLE         None       1,045,200
SPDR TR                     UNIT SER 1   78462F103     77,077      692,641       Sh        SOLE         None         692,641
SpectraSite Inc             COM          84761M104     10,898      313,600       Sh        SOLE         None         313,600


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